Equity-Based Compensation	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Equity-Based Compensation [Text Block]
Note 16 – Equity-Based Compensation
Williams’ Plan Information
On May 17, 2007, our stockholders approved The Williams Companies, Inc. 2007 Incentive Plan (the Plan) that provides common-stock-based awards to both employees and nonmanagement directors and reserved 19 million new shares for issuance. On May 20, 2010 and May 22, 2014, our stockholders approved amendments and restatements of the Plan to increase by 11 million and 10 million, respectively, the number of new shares authorized for making awards under the Plan, among other changes. The Plan permits the granting of various types of awards including, but not limited to, restricted stock units and stock options. At December 31, 2016, 27 million shares of our common stock were reserved for issuance pursuant to existing and future stock awards, of which 17 million shares were available for future grants.
Additionally, on May 17, 2007, our stockholders approved an Employee Stock Purchase Plan (ESPP) which authorized up to 2 million new shares of our common stock to be available for sale under the ESPP. On May 22, 2014, our stockholders approved an amendment and restatement of the ESPP to increase by 1.6 million the number of new shares authorized for sale under the ESPP. The ESPP enables eligible participants to purchase our common stock through payroll deductions not exceeding an annual amount of $15,000 per participant. The ESPP provides for offering periods during which shares may be purchased and continues until the earliest of (1) the Board of Directors terminates the ESPP, (2) the sale of all shares available under the ESPP, or (3) the tenth anniversary of the date the amended and restated ESPP was approved by the stockholders. Offering periods are from January through June and from July through December. Generally, all employees are eligible to participate in the ESPP, with the exception of executives and international employees. The number of shares eligible for an employee to purchase during each offering period is limited to 750 shares. The purchase price of the stock is 85 percent of the lower closing price of either the first or the last day of the offering period. The ESPP requires a one-year holding period before the stock can be sold. The plan was suspended during the period from January 1, 2016 to August 31, 2016, and was reinstated effective September 1, 2016. Employees purchased 111 thousand shares at an average price of $23.93 per share during the period from September 1, 2016 to December 31, 2016. Approximately 1.4 million shares were available for purchase under the ESPP at December 31, 2016.
Operating and maintenance expenses and Selling, general and administrative expenses include equity-based compensation expense for the years ended December 31, 2016, 2015, and 2014 of $53 million, $56 million, and $44 million, respectively. Income tax benefit recognized related to the stock-based compensation expense for the years ended December 31, 2016, 2015, and 2014 was $20 million, $21 million, and $17 million, respectively. Measured but unrecognized stock-based compensation expense at December 31, 2016, was $67 million, which does not include the effect of estimated forfeitures of $2 million. Unrecognized stock-based compensation expense is comprised of $5 million related to stock options and $62 million related to restricted stock units. These amounts are expected to be recognized over a weighted-average period of 1.9 years.
Stock Options
Stock options are valued at the date of award, which does not precede the approval date. The purchase price per share for stock options may not be less than the market price of the underlying stock on the date of grant. Stock options generally become exercisable over a three-year period from the date of grant. Stock options generally expire ten years after the grant.
The following summary reflects stock option activity and related information for the year ended December 31, 2016:

Stock Options	Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value
	(Millions)		(Millions)
Outstanding at December 31, 2015	5.7	$31.51
Granted	0.9	$24.99
Exercised	(0.3)	$17.84
Cancelled	(0.1)	$24.04
Outstanding at December 31, 2016	6.2	$31.32	$28
Exercisable at December 31, 2016	5.0	$29.75	$23

The following table summarizes additional information related to stock option activity during each of the last three years:

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Total intrinsic value of options exercised	$2	$37	$48
Tax benefits realized on options exercised	$1	$13	$18
Cash received from the exercise of options	$4	$20	$31

The weighted-average remaining contractual life for stock options outstanding and exercisable at December 31, 2016, was 5.5 years and 4.2 years, respectively.
The estimated fair value at date of grant of options for our common stock granted in each respective year, using the Black-Scholes option pricing model, is as follows:

	2016	2015	2014
Weighted-average grant date fair value of options for our common stock granted during the year, per share	$7.90	$7.61	$7.50
Weighted-average assumptions:
Dividend yield	3.2%	4.8%	4.2%
Volatility	44.7%	27.8%	28.0%
Risk-free interest rate	1.2%	1.8%	2.2%
Expected life (years)	6.0	6.0	6.5

The 2016 expected dividend yield is based on the 2016 dividend forecast and the grant-date market price of our stock. Expected volatility is based on the average of our peer group 10-year historical volatility adjusted by a ratio of our implied volatility to the adjusted average of our peer group’s implied volatility. The adjustment is made because the difference in implied volatility between our peer group and us may indicate that we are expected to be more volatile than our peer group average. The risk-free interest rate is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option is based on historical exercise behavior and expected future experience.
Nonvested Restricted Stock Units
The following summary reflects nonvested restricted stock unit activity and related information for the year ended December 31, 2016:

Restricted Stock Units Outstanding	Shares	Weighted- Average Fair Value (1)
	(Millions)
Nonvested at December 31, 2015	3.4	$39.38
Granted	1.5	$26.51
Forfeited	(0.1)	$38.18
Vested	(0.9)	$35.49
Nonvested at December 31, 2016	3.9	$35.19
______________

(1)
Performance-based restricted stock units are valued utilizing a Monte Carlo valuation method using measures of total shareholder return. Certain of the performance-based restricted stock units are subject to a holding period of up to two years after the vesting date. Discounts for the restrictions of liquidity were applied to the estimated fair value at the date of certain awards and ranged from 5.83 percent to 15.58 percent. The discounts were developed using the Chaffe model and the Finnerty model. All other restricted stock units are valued at the grant-date market price. Restricted stock units generally vest after three years.

Value of Restricted Stock Units	2016	2015	2014
Weighted-average grant date fair value of restricted stock units granted during the year, per share	$26.51	$40.15	$42.79
Total fair value of restricted stock units vested during the year ($’s in millions)	$32	$42	$27

Performance-based restricted stock units granted under the Plan represent 40 percent of nonvested restricted stock units outstanding at December 31, 2016. These grants may be earned at the end of the vesting period based on actual performance against a performance target. Based on the extent to which certain financial targets are achieved, vested shares may range from zero percent to 500 percent of the original grant amount.
WPZ’s Plan Information
During 2014, certain employees of ACMP’s general partner received equity-based compensation through ACMP’s equity-based compensation program. The fair value of the awards issued was based on the fair market value of the common units on the date of grant. This value is being amortized over the vesting period, which is one to four years from the date of grant. These awards were converted to WPZ equity-based awards in accordance with the terms of the ACMP Merger. No additional grants of restricted common units were awarded through WPZ’s equity-based compensation programs in 2016 or 2015, and no additional grants are expected in the future. Equity-based compensation expense of $20 million, $29 million, and $11 million related to WPZ’s equity-based compensation program is included in Operating and maintenance expenses and Selling, general, and administrative expenses for the years ended December 31, 2016, 2015, and 2014, respectively. As of December 31, 2016, there was $11 million of unrecognized compensation expense attributable to the outstanding awards, which does not include the effect of estimated forfeitures of $1 million. These amounts are expected to be recognized over a weighted average period of 1.2 years.
The following summary reflects nonvested WPZ restricted common unit activity and related information for the year ended December 31, 2016:

Restricted Common Units Outstanding	Units	Weighted- Average Fair Value
	(Millions)
Nonvested at December 31, 2015	1.2	$55.93
Forfeited	(0.1)	$52.85
Vested	(0.5)	$59.09
Nonvested at December 31, 2016	0.6	$52.97